Goodwill and Intangible Assets, Net - Summary of Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013
Goodwill [Line Items]
Carrying Value	$ 575,468	$ 657,737	$ 580,378	$ 470,291
Originations [Member] | Goodwill Impairment Test under Step One [Member]
Goodwill [Line Items]
Carrying Value					120,720
Estimated Fair Value					265,751
Excess Fair Value					145,031
%Excess					120.00%
Reverse Mortgage [Member] | Goodwill Impairment Test under Step One [Member]
Goodwill [Line Items]
Carrying Value					281,206
Estimated Fair Value					303,747
Excess Fair Value					22,541
%Excess					8.00%
Insurance [Member] | Goodwill Impairment Test under Step One [Member]
Goodwill [Line Items]
Carrying Value					132,376
Estimated Fair Value					136,101
Excess Fair Value					$ 3,725
%Excess					3.00%